Share-based compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based compensation
13	Share-based compensation

	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Share-based compensation	1,542	11,392	8,803

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

13	Share-based compensation (continued)

The share-based compensation for each period relates to the following awards:

				Expense for the six months ended June 30,
Recipient and award	Number of shares	Grant date	Fair value per share	2025	2026	2026
			US$	S$’000	S$’000	US$’000
CEO – Class B shares to recognize his significant contribution to the Company’s business operations for the financial year 2024	3,000,000	Mar 13, 2025	0.39	1,542	-	-
CEO – restricted stock units, settled in March 2026	618,750	Mar 6, 2024	4.50	-	3,561	2,752
CFO* – restricted stock units, settled in March 2026	310,500	Mar 6, 2024	4.50	-	1,787	1,381
Consultants# – Class A shares	150,000	Mar 16, 2026	0.70	-	135	104
Consultants# – Class A shares	605,000	Apr 7, 2026	1.04	-	805	622
CEO – performance-based award: milestones achieved in April 2026	10,500,000	Oct 2, 2025	0.38	-	5,104	3,944
Total				1,542	11,392	8,803

*	Chief Financial Officer as of June 30, 2026, resigned with effect from July 3, 2026.
#	150,000 shares issued on March 16, 2026 for consulting services, and 605,000 shares issued on April 7, 2026 for services in relation to strategizing with the Company on its positioning and road map for capital raising, and assisting in dealing with investor relations matters.

On October 10, 2025, the Board of Directors authorized the allotment and issuance to Mr. Terence Zou of up to 30,000,000 Class B Ordinary Shares under a performance-based award granted on October 2, 2025. Of these, 28,000,000 are contingent upon the successful completion of the Company’s planned US$40 million fundraising by June 30, 2026, issuable in eight tranches of 3,500,000 shares at fundraising milestones ranging from US$5 million to US$40 million, and 2,000,000 are contingent upon confirmation that the Company’s revenue growth in the first half of 2025 exceeded 20% compared to the same period in 2024. The expense for each tranche is measured at US$0.38 per share, the closing price of the Company’s shares on the grant date, and recognized when achievement of its milestone becomes probable.

On April 13, 2026, performance-based milestones for 10,500,000 shares were achieved upon the successful completion of the Company’s US$14.9 million private offering, and S$5,104,000 was recognized for them. The Company determined that the final milestone, for 3,500,000 shares, was not achieved by June 30, 2026, and accordingly no expense has been recognized for those shares. The 7,000,000 Class B Ordinary Shares issued in April and May 2026 were for milestones achieved, and expensed, in 2025. As of June 30, 2026, 14,000,000 Class B Ordinary Shares for milestones already achieved had not been issued, and the related credit was recorded in additional paid-in capital. Of these, 10,500,000, for one milestone achieved in December 2025 and two achieved in April 2026, were issued on July 2, 2026 (Note 15(a)). The other 3,500,000, for the third milestone achieved in April 2026, have not yet been issued.

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS